Shareholder Report, Line Graph (Details) - USD ($)															1 Months Ended		2 Months Ended	3 Months Ended							4 Months Ended	5 Months Ended			6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended					10 Months Ended	11 Months Ended			12 Months Ended			13 Months Ended		14 Months Ended	15 Months Ended					17 Months Ended			18 Months Ended		19 Months Ended	20 Months Ended	21 Months Ended					23 Months Ended			24 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended					29 Months Ended		30 Months Ended	31 Months Ended	33 Months Ended				35 Months Ended		37 Months Ended	39 Months Ended			41 Months Ended		45 Months Ended			47 Months Ended		51 Months Ended		53 Months Ended		57 Months Ended	59 Months Ended		65 Months Ended		71 Months Ended	77 Months Ended	83 Months Ended	89 Months Ended	95 Months Ended	101 Months Ended
	Jun. 01, 2026	May 31, 2026	May 20, 2026	Jul. 29, 2025	Jun. 24, 2024	Jun. 14, 2024	Dec. 14, 2023	Jul. 19, 2023	Dec. 12, 2022	May 17, 2022	Dec. 02, 2021	Apr. 12, 2021	Sep. 24, 2018	Apr. 05, 2018	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Nov. 30, 2025	Nov. 30, 2024	Aug. 31, 2021	Aug. 31, 2018	Nov. 30, 2024	May 31, 2024	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	May 31, 2026	May 31, 2025	Feb. 28, 2022	Aug. 31, 2019	Aug. 31, 2026	May 31, 2025	Nov. 30, 2024	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2025	Aug. 31, 2022	Aug. 31, 2019	Nov. 30, 2025	May 31, 2025	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Aug. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	May 31, 2026	Feb. 28, 2023	Aug. 31, 2020	May 31, 2026	Nov. 30, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2020	May 31, 2026	Feb. 28, 2026	Aug. 31, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2021	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2022	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
PGIM Jennison Focused Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value									$ 10,000.00													$ 10,366.03														$ 13,137.85															$ 16,339.13												$ 17,745.07												$ 18,885.77								$ 21,173.23						$ 20,707.59					$ 23,577.49
PGIM Jennison Focused International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value							$ 10,000.00														$ 10,858.39									$ 11,041.70					$ 11,607.79										$ 10,809.78					$ 11,335.98								$ 12,047.39				$ 12,402.69								$ 12,323.63				$ 12,562.86						$ 13,368.76		$ 12,684.42
PGIM Jennison Focused Mid-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value							10,000.00														10,580.89									10,540.97					11,117.80										12,532.47					11,860.16								11,548.66				12,244.61								12,532.06				13,274.98						13,504.71		13,385.87
PGIM Jennison Focused Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value									10,000.00													9,765.21														10,764.32															12,548.76												14,147.98												15,040.90								15,876.95						18,085.15					20,560.57
PGIM Jennison U.S. Core Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value		$ 10,265.97	$ 10,000.00															$ 10,488.54
PGIM Portfolio Ballast ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value									10,000.00													9,844.11														10,702.06															11,566.67												12,593.02												13,183.19								13,965.55						14,665.85					15,937.90
PGIM AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value								$ 10,000.00								$ 10,086.75																$ 10,533.53															$ 10,912.10												$ 11,265.98												$ 11,578.15										$ 11,855.65							$ 12,144.55
PGIM AAA CLO Aggregate Duration ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value	$ 10,000.00																		$ 9,968.90
PGIM Active Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value												$ 10,000.00															$ 10,259.43														$ 9,793.74														$ 8,965.12												$ 8,794.46											$ 8,882.46								$ 9,145.97						$ 9,604.41					$ 9,717.10				$ 9,935.89			$ 10,355.23		$ 10,141.78
PGIM ACTIVE HIGH YIELD BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value													$ 10,000.00																													$ 10,819.80																										$ 11,386.86																			$ 12,639.78											$ 11,247.75							$ 11,958.48			$ 13,411.07		$ 14,642.51		$ 15,289.95
PGIM Corporate Bond 0-5 Year ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value				$ 10,000.00											$ 10,096.03										$ 10,232.01						$ 10,362.94								$ 10,363.48							$ 10,406.55
PGIM Corporate Bond 5-10 Year ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value				10,000.00											10,116.82										10,374.60						10,530.03								10,421.58							10,322.76
PGIM CORPORATE BOND 10+ YEAR ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value				10,000.00											10,043.77										10,471.34						10,589.69								10,448.47							10,144.54
PGIM FLOATING RATE INCOME ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value										$ 10,000.00													$ 10,088.59														$ 10,464.52															$ 11,028.77												$ 11,712.90												$ 12,199.49								$ 12,682.61						$ 13,136.08					$ 13,286.84				$ 13,894.47
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value						$ 10,000.00														$ 10,276.60									$ 10,393.55					$ 10,434.84										$ 10,325.32					$ 10,477.51								$ 10,804.21				$ 11,045.31								$ 10,979.26				$ 10,942.01
PGIM SECURITIZED INCOME ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value	10,000.00																		10,066.72
PGIM SHORT DURATION HIGH YIELD ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value							10,000.00														10,152.65									10,344.87					10,661.45										10,862.88					11,055.85								11,182.52				11,491.39								11,583.03				11,728.41						11,842.00		11,967.49
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value								10,000.00								10,078.81																10,464.20															10,882.32												11,152.04												11,485.57										11,780.77							11,848.40
PGIM TOTAL RETURN BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value											$ 10,000.00													$ 9,598.99														$ 8,718.98															$ 8,603.99												$ 8,742.76												$ 9,055.81								$ 9,527.07						$ 9,669.27					$ 9,893.39				$ 10,314.52			$ 10,102.90
PGIM ULTRA SHORT BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value														$ 10,000.00														$ 10,108.29																												$ 10,391.10																							$ 10,598.22														$ 10,701.93									$ 10,724.22					$ 11,293.99		$ 12,029.52		$ 12,664.25		$ 13,211.55
PGIM ULTRA SHORT MUNICIPAL BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																											Net Asset Value (NAV)
Accumulated Value					$ 10,000.00												$ 10,121.81									$ 10,186.55							$ 10,296.78							$ 10,366.28								$ 10,508.67						$ 10,586.60						$ 10,717.01						$ 10,744.86						$ 10,827.43
MSCI ACWI ex USA Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											MSCI ACWI ex USA Index (ND)
Accumulated Value							10,000														10,661.34627976268									11,110.624735444502					11,680.51631388176										11,303.229494148274					11,690.247846582284								12,638.439192391004				13,481.898987407927								14,246.312689711305				16,331.935706792856						16,780.056508039703		17,169.06457905522
StandardPoors500IndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																																											S&P 500 Index
Accumulated Value		10,000	10,000				10,000		10,000									10,168.050572334078			11,197.577478740304	9,771.613111505356								11,635.464276938816					12,495.606452473134	11,188.842206735762									13,389.116843616821					13,258.621054397647	12,747.301803313738							13,208.930610903622				14,479.859212774114	14,224.975622408347							15,397.422496819707				15,511.463758684307	15,093.590055265238					17,142.741196517083		17,430.82594346205	16,483.845350047017						17,658.222085850317					19,843.22050052366
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Aggregate Bond Index
Accumulated Value	10,000			10,000			10,000	10,000		10,000	$ 10,000	$ 10,000	10,000	10,000	10,119.63629158	9,936.12898596			9,932.010009757321				9,798.745949978289	$ 9,650.640781309155	10,357.89612733457		$ 10,277.240573690347	10,050.78155995164		10,212.26630296959	10,523.150084752591	10,169.60505227394			10,701.343232692083		9,590.265961171523	$ 8,901.820276299646	10,381.541577684591		$ 9,858.697298121868	11,088.659015620913			10,687.512306155226	10,310.957486627518	10,661.100877931367			10,800.897089263177	10,207.99216247727	9,681.825598479185	$ 8,712.423449293741		$ 9,093.733099701663	11,073.206776164698		10,769.777504576128	10,760.280362657095			11,036.983321251482		9,909.326122945466	$ 8,795.602198904837		$ 8,900.253098840763	11,806.452894454795		11,296.841458202049	10,995.478793395108			11,477.075719517456		10,388.242698315986	$ 9,002.278521762993	$ 8,985.225084912434	11,790.000396727464	11,322.630373299104	11,433.91622610831	11,245.647820438897		10,484.883802252778	$ 9,437.357592396389	$ 9,196.357107326292	11,796.520780456956	11,203.358610639365		10,714.06260927703	$ 9,525.152677904287	$ 9,640.815973356215	11,780.08212330346		11,141.278758078264	$ 9,733.353662160971	$ 9,730.50381812207	10,438.055887996	10,916.621990183472	$ 10,121.464691386082	$ 9,943.193371849218	10,423.510275328908	$ 9,917.371822577878	$ 10,339.671620485664	10,313.507178434395	$ 10,131.178748366512	10,299.135126563193	11,066.01379570708	11,050.593112759201	11,413.091519468333	11,397.187177667758	11,628.86669614224	11,612.66166787507
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg Municipal Bond Index
Accumulated Value					10,000	10,000											10,170.75319782376			10,326.610881887771						10,296.311487862975			10,454.09324027472				10,298.362349224468	10,456.175529249873						10,048.76492570826				10,202.753248751991				10,178.576854128154	10,334.554428718344					10,567.632850248978			10,729.572359550119			10,809.4825752818	10,975.128215024017					10,719.16871753581			10,883.430378291085			10,597.86406587145	10,760.266841477627
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Russell Midcap Index
Accumulated Value							10,000		10,000												11,212.855223639936	9,738.286311502914								11,383.026240694071					12,080.46657497318	10,161.23057783778									13,366.406318500123					12,586.231113835447	11,103.036517652348							12,558.106310438914				13,600.152687126105	12,310.288544751784							13,780.732412967625				14,703.850407561518	12,852.134644472158					15,367.856044028882		16,039.954102422842	13,458.553796922914						15,211.473029161105					17,458.882011440794
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Russell 1000 Growth Index
Accumulated Value		$ 10,000	$ 10,000						10,000									$ 10,193.63293617444				9,885.287865068665														12,204.69335072007															14,425.482709589442												15,957.995887514295												17,274.18537430396								19,560.904100560798						19,827.683583254468					21,676.81381728188
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Custom Blended Index
Accumulated Value									$ 10,000													$ 9,852.717445318382														$ 10,757.21705384758															$ 11,746.460177647572												$ 12,751.804184080655												$ 13,285.355493158811								$ 14,190.280907619752						$ 14,948.41859708921					$ 15,988.435313524675
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											JP Morgan CLOIE AAA Index
Accumulated Value	10,000							10,000								10,057.894			10,122.408070385942													10,469.970910696587															10,827.10709516327												11,164.645455883758												11,469.824771014786										11,763.023298233386							12,046.187470540615
Bloomberg US High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US High Yield Very Liquid Index
Accumulated Value													$ 10,000																													$ 10,662.537032047358																										$ 11,102.497018195227																			$ 12,076.29564079168											$ 10,713.516217148337							$ 11,484.552345040776			$ 12,924.666230618754		$ 13,955.79238967999		$ 14,668.923858261733
Bloomberg US Corporate 0-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Corporate 0-5 Year Index
Accumulated Value				10,000											10,096.546										10,228.503384983831						10,358.039034871166								10,359.205487601761							10,403.51489466038
Bloomberg US Corporate 5-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Corporate 5-10 Year Index
Accumulated Value				10,000											10,130.831										10,381.070557070085						10,535.42514304413								10,423.808995569912							10,326.661040255285
Bloomberg US Corporate 10+ Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Corporate 10+ Year Index
Accumulated Value				$ 10,000											$ 10,066.53650516										$ 10,483.481477679728						$ 10,589.580229155301								$ 10,455.73652571643							$ 10,156.450701324457
S&P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											S&P UBS Leveraged Loan Index
Accumulated Value										$ 10,000													$ 10,130.168908246891														$ 10,467.63702694746															$ 11,050.00256106948												$ 11,658.04541796866												$ 12,133.787620111982								$ 12,611.777479581257						$ 13,026.621733468985					$ 13,101.336720429668				$ 13,661.616151064396
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg 1-15 Year Municipal Index
Accumulated Value						$ 10,000														$ 10,309.510736064938									$ 10,387.827645000105					$ 10,454.873854864369										$ 10,317.602520001545					$ 10,509.204404220867								$ 10,786.348004490286				$ 11,041.528191179706								$ 10,900.499956641028				$ 10,812.357310045618
Bloomberg US Treasury 1-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Treasury 1-5 Year Index
Accumulated Value	$ 10,000																		$ 10,019.405040186854
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Accumulated Value							$ 10,000														$ 10,315.107040137444									$ 10,487.935963376985					$ 10,864.95317118217										$ 11,140.670182954258					$ 11,366.750709258222								$ 11,504.674893103465				$ 11,807.924762526489								$ 11,946.55484686634				$ 12,077.337775192675						$ 12,233.07033010791		$ 12,364.10059029025
Bloomberg US Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg US Government/Credit 1-3 Year Index
Accumulated Value								$ 10,000								$ 10,035.49019901																$ 10,303.31391603498															$ 10,662.93295794411												$ 10,874.4515491213												$ 11,157.77415054669										$ 11,409.200497149086							$ 11,457.419248536267
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											ICE BofA US 3-Month Treasury Bill Index
Accumulated Value														$ 10,000														$ 10,079.107736665313																												$ 10,317.330060369815																							$ 10,447.801452851509														$ 10,455.765031608627									$ 10,494.68381166202					$ 10,941.129458077863		$ 11,540.938217993182		$ 12,058.39957751605		$ 12,505.887054156372
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																											Bloomberg 1 Year Municipal Bond Index
Accumulated Value					$ 10,000												$ 10,131.585043786594									$ 10,177.917805681898							$ 10,271.973312330647							$ 10,313.672798029986								$ 10,461.937636097453						$ 10,493.90724180325						$ 10,630.125561780347						$ 10,635.222165585032						$ 10,708.427929376143